Nonvested Restricted Stock and Restricted Stock Units Activity (Detail) (Restricted Stock and Restricted Stock Units, USD $)	12 Months Ended
	Dec. 31, 2012
Restricted Stock and Restricted Stock Units
Number of Shares
Nonvested restricted stock and RSUs at Dec. 31, 2011	13,133,458
Granted	8,595,973
Vested	(4,093,190)
Forfeited	(217,102)
Nonvested restricted stock and RSUs at Dec. 31, 2012	17,419,139	[1]
Weighted-average fair value
Nonvested restricted stock and RSUs at Dec. 31, 2011	$ 26.44
Granted	$ 22.04
Vested	$ 20.57
Forfeited	$ 26.01
Nonvested restricted stock and RSUs at Dec. 31, 2012	$ 25.93	[1]

[1]	Includes 817,698 shares granted to members of BNY Mellon's Executive Committee that are marked-to-market based on the closing stock price at Dec. 31, 2012 of $25.70.